Retirement Benefit and Other Post-retirement Obligations - Summary of Amounts Recognised in Balance Sheet (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets	£ 3,381		£ 3,492
Present value of defined benefit obligation	(2,848)		(2,973)
Net pension asset/(liability)	533		519
Other post-retirement medical benefit obligation	(49)		(67)
Other pension accruals	(13)		(11)
Net retirement benefit asset	471		441
Retirement benefit assets	571		545
Retirement benefit obligations	(100)		(104)
UK Group plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets	3,240		3,337
Present value of defined benefit obligation	(2,671)		(2,792)
Net pension asset/(liability)	569	£ 163	545
Other funded plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets	141		155
Present value of defined benefit obligation	(158)		(161)
Net pension asset/(liability)	(17)		(6)
Other unfunded plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligation	(19)		(20)
Net pension asset/(liability)	£ (19)		£ (20)